Commitments and Contingent Liabilities (Details) - Schedule of future minimum commitment under binding lease agreeements $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Future Minimum Commitment Under Binding Lease Agreeements Abstract
2023	$ 77
Total	$ 77